STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF FINANCIAL CONDITION
Cash, restricted cash (in dollars)	$ 2,943,232	$ 4,091,120
Units outstanding	22,892,859	38,616,741